GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accumulated amortization
Amortization	$ (3,126)
Impairment
Impairment	4,167
Intangible assets, Net
Balance at beginning of period	16,890
Additions	3,454
Amortization	(3,126)
Impairment	4,167
Balance at end of period	13,051
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	38,515
Additions	1,261
Disposals	(28,515)
Balance at end of period	11,261
Accumulated amortization
Balance at beginning of period	(15,698)
Amortization	(2,163)
Disposals	11,107
Balance at end of period	(6,754)
Impairment
Balance at beginning of period	(14,347)
Impairment	(3,061)
Disposals	$ 17,408
Balance at end of period
Intangible assets, Net
Balance at beginning of period	$ 8,470
Additions	1,261
Amortization	(2,163)
Impairment	(3,061)
Balance at end of period	4,507
In-process R&D [Member]
Intangible assets, Gross
Balance at beginning of period	2,000
Disposals	(2,000)
Impairment
Balance at beginning of period	(2,000)
Disposals	$ 2,000
Balance at end of period
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	$ 15,055
Additions	2,193
Disposals	(6,474)
Balance at end of period	10,774
Accumulated amortization
Balance at beginning of period	(3,041)
Amortization	(963)
Disposals	1,774
Balance at end of period	(2,230)
Impairment
Balance at beginning of period	(3,594)
Impairment	(1,106)
Disposals	4,700
Intangible assets, Net
Balance at beginning of period	8,420
Additions	2,193
Amortization	(963)
Impairment	(1,106)
Balance at end of period	$ 8,544